Fees Summary	Apr. 20, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 16,160,000
Previously Paid Amount	0.00
Total Fee Amount	2,231.70
Total Offset Amount	0.00
Net Fee	2,231.70
Narrative - Max Aggregate Offering Price	$ 16,160,000
Final Prospectus	true